RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Loan Balances with Related Parties) (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Balance		$ 2,109,780	$ 1,340,650
Rate		10.00%
Terms		mature three years from the date of issuance
Related Party Loan 1 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 1,296,330	1,191,775
Currency		USD
Amount received	[1]	$ 950,000
Repayments
Rate		24.00%
Terms		Unsecured, due on demand
Related Party Loan 2 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 255,700
Currency		USD
Amount received		$ 599,928
Repayments		$ (412,500)
Rate		0.00%
Terms		Unsecured, due on demand
Related Party Loan 3 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 75,034
Currency		USD
Amount received	[2]	$ 55,000
Repayments
Rate		24.00%
Terms		Unsecured, due on demand
Related Party Loan 4 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 13,643
Currency		USD
Amount received		$ 10,000
Repayments
Rate		24.00%
Terms		Unsecured, due January 30, 2019
Related Party Loan 5 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 68,213
Currency		USD
Amount received		$ 50,000
Repayments
Rate		24.00%
Terms		Unsecured, due February 14, 2019
Related Party Loan 6 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 68,213
Currency		USD
Amount received		$ 50,000
Repayments
Rate		24.00%
Terms		Unsecured, due February 25, 2019
Related Party Loan 7 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 207,803
Currency		Colombian Pesos
Amount received		$ 494,316,334
Repayments
Rate		0.00%
Terms		Unsecured, due on demand
Related Party Loan 8 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 124,844
Currency		Argentinian Pesos
Amount received		$ 3,448,132
Repayments
Rate		0.00%
Terms		Unsecured, due on demand
Related Party Loan 9 [Member]
Disclosure of transactions between related parties [line items]
Balance			$ 148,875
Amount received
Repayments
Rate
Terms		Accrued interest and other

[1]	In connection with these loans, the Company incurred monthly penalty fees of 10% until June 30, 2018 once the loans reached their initial maturity dates. During the year ended December 31, 2018, the Company paid finance expenses of $528,132 (USD $407,500) (2017 - $Nil; 2016 - $Nil) in connection with these monthly penalties. During the year ended December 31, 2017, the Company issued 750,000 stock options in connection with these loans.
[2]	In connection with this loan, the Company issued 250,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.